Note 16 - Discontinued Operations - Discontinued Operations (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash and cash equivalents	$ 77,965	$ 26,093	$ 26,093	$ 30,081	$ 9,927
Current trade and other receivables	356,092	403,907
Income taxes recoverable	10,099	6,641
Other current assets	154,471	203,270
Total current assets	658,890	686,767
Property and equipment	21,968	28,794
Intangible assets	90,292	98,266
ASSETS CLASSIFIED AS HELD FOR SALE	2,452	7,611
Trade and other payables	568,913	685,665
LIABILITIES ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE	2,445	4,906
Disposition of businesses in Germany, Ireland, and Japan [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Cash and cash equivalents	1,774	898
Current trade and other receivables	589	4,978
Income taxes recoverable	12	12
Other current assets	69	1,140
Total current assets	2,444	7,028
Property and equipment		38
Intangible assets	8	545
ASSETS CLASSIFIED AS HELD FOR SALE	2,452	7,611
Trade and other payables	2,362	4,823
Deferred revenue	83	83
LIABILITIES ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE	$ 2,445	$ 4,906